Additional information - condensed financial statements of the Company (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	252,301,917	227,499,837
Ordinary shares, shares outstanding	252,301,917	227,499,837
JA Solar Holdings Co., Ltd.
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	252,301,917	227,499,837
Ordinary shares, shares outstanding	252,301,917	227,499,837